Close-down, restoration and environmental provisions - Sensitivity analysis on provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Bottom of range
Disclosure of other provisions [Line Items]
Risk free interest rate on provisions	1.00%
Top of range
Disclosure of other provisions [Line Items]
Risk free interest rate on provisions	3.00%
Close down and restoration/ environmental
Disclosure of other provisions [Line Items]
Total increase/(decrease) in provision	$ (235)	$ (168)
Discount rate decreased to 1.0% | Close down and restoration/ environmental
Disclosure of other provisions [Line Items]
Capitalised within "Property, plant and equipment"	3,300	2,300
Charged/(credited) to the income statement	400	300
Total increase/(decrease) in provision	3,700	2,600
Discount rate increased to 3.0% | Close down and restoration/ environmental
Disclosure of other provisions [Line Items]
Capitalised within "Property, plant and equipment"	(900)	(1,800)
Charged/(credited) to the income statement	(100)	(300)
Total increase/(decrease) in provision	$ (1,000)	$ (2,100)